Financial risk management (Details) - Schedule of possible scenarios of loans and receivables	Jun. 30, 2022 BRL (R$)
Short-term investments [Member] | CDI [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 397,001,000	[1]
Consolidated Balance, Notional/Position		[1]
Consolidated, Rate	13.15%	[1]
Scenario I - Probable, Balance (R$)	R$ (2,501,000)	[1]
Scenario I - Probable, Rate	13.78%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ (13,697,000)	[1]
Scenario I - Probable, -25% Rate	10.34%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ (27,353,000)	[1]
Scenario II - Remote, -50% Rate	6.89%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ 13,697,000	[1]
Scenario III - Possible, 25% Rate	17.23%
Scenario IV - Remote, Increase Balance (R$)	R$ 27,353,000
Scenario IV - Remote, 50% Rate	20.67%
Marketable securities [Member] | CDI [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 19,580,000	[1]
Consolidated Balance, Notional/Position		[1]
Consolidated, Rate	13.15%	[1]
Scenario I - Probable, Balance (R$)	R$ (123,000)	[1]
Scenario I - Probable, Rate	13.78%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ (675,000)	[1]
Scenario I - Probable, -25% Rate	10.34%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ (1,351,000)	[1]
Scenario II - Remote, -50% Rate	6.89%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ 675,000	[1]
Scenario III - Possible, 25% Rate	17.23%
Scenario IV - Remote, Increase Balance (R$)	R$ 1,351,000
Scenario IV - Remote, 50% Rate	20.67%
Marketable securities [Member] | SELIC [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 2,485,000	[1]
Consolidated Balance, Notional/Position		[1]
Consolidated, Rate	13.15%	[1]
Scenario I - Probable, Balance (R$)	R$ (16,000)	[1]
Scenario I - Probable, Rate	13.78%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ (86,000)	[1]
Scenario I - Probable, -25% Rate	10.34%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ (173,000)	[1]
Scenario II - Remote, -50% Rate	6.89%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ 86,000	[1]
Scenario III - Possible, 25% Rate	17.23%
Scenario IV - Remote, Increase Balance (R$)	R$ 173,000
Scenario IV - Remote, 50% Rate	20.67%
Marketable securities [Member] | IPCA [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 92,385,000	[1]
Consolidated Balance, Notional/Position		[1]
Consolidated, Rate	11.07%	[1]
Scenario I - Probable, Balance (R$)	R$ (196,000)	[1]
Scenario I - Probable, Rate	11.28%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ (2,670,000)	[1]
Scenario I - Probable, -25% Rate	8.46%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ (5,214,000)	[1]
Scenario II - Remote, -50% Rate	5.64%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ 2,607,000	[1]
Scenario III - Possible, 25% Rate	14.10%
Scenario IV - Remote, Increase Balance (R$)	R$ 5,214,000
Scenario IV - Remote, 50% Rate	16.92%
Cash - USD [Member] | USD [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 24,291,000	[1]
Consolidated Balance, Notional/Position	R$ 4,637,000	[1]
Consolidated, Rate	5.24%	[1]
Scenario I - Probable, Balance (R$)	R$ (2,155,000)	[1]
Scenario I - Probable, Rate	5.70%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ (6,612,000)	[1]
Scenario I - Probable, -25% Rate	4.28%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ (13,222,000)	[1]
Scenario II - Remote, -50% Rate	2.85%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ 6,612,000	[1]
Scenario III - Possible, 25% Rate	7.13%
Scenario IV - Remote, Increase Balance (R$)	R$ 13,222,000
Scenario IV - Remote, 50% Rate	8.56%
Total cash, cash equivalents [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 535,742,000	[1]
Consolidated Balance, Notional/Position	4,637,000	[1]
Scenario I - Probable, Balance (R$)	(4,991,000)	[1]
Scenario I - Probable, Decrease Balance (R$)	(23,677,000)	[1]
Scenario II - Remote, Decrease Balance (R$)	(47,313,000)	[1]
Scenario III - Possible, Increase Balance (R$)	23,677,000	[1]
Scenario IV - Remote, Increase Balance (R$)	47,313,000
Financing in Paraguay [Member] | USD [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	(16,760,000)	[1]
Consolidated Balance, Notional/Position	R$ (3,200,000)	[1]
Consolidated, Rate	5.24%	[1]
Scenario I - Probable, Balance (R$)	R$ (7,799,000)	[1]
Scenario I - Probable, Rate	5.70%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ 23,900,000	[1]
Scenario I - Probable, -25% Rate	4.28%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ 47,801,000	[1]
Scenario II - Remote, -50% Rate	2.85%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ (23,900,000)	[1]
Scenario III - Possible, 25% Rate	7.13%
Scenario IV - Remote, Increase Balance (R$)	R$ (47,801,000)
Scenario IV - Remote, 50% Rate	8.56%
Financing in Bolivia [Member] | USD [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (10,840,000)	[1]
Consolidated Balance, Notional/Position	R$ (2,069,000)	[1]
Consolidated, Rate	5.24%	[1]
Scenario I - Probable, Balance (R$)	R$ (5,044,000)	[1]
Scenario I - Probable, Rate	5.70%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ 15,458	[1]
Scenario I - Probable, -25% Rate	4.28%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ 30,912,000	[1]
Scenario II - Remote, -50% Rate	2.85%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ (15,458,000)	[1]
Scenario III - Possible, 25% Rate	7.13%
Scenario IV - Remote, Increase Balance (R$)	R$ (30,912,000)
Scenario IV - Remote, 50% Rate	8.56%
Debentures [Member] | CDI [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (336,389,000)	[1]
Consolidated Balance, Notional/Position		[1]
Consolidated, Rate	13.15%	[1]
Scenario I - Probable, Balance (R$)	R$ (2,119,000)	[1]
Scenario I - Probable, Rate	13.78%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ 11,605,000	[1]
Scenario I - Probable, -25% Rate	10.34%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ 23,177,000	[1]
Scenario II - Remote, -50% Rate	6.89%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ (11,605,000)	[1]
Scenario III - Possible, 25% Rate	17.23%
Scenario IV - Remote, Increase Balance (R$)	R$ (23,177,000)
Scenario IV - Remote, 50% Rate	20.67%
Total financing [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (363,989,000)	[1],[2]
Consolidated Balance, Notional/Position	(5,269,000)	[1],[2]
Scenario I - Probable, Balance (R$)	(14,962,000)	[1],[2]
Scenario I - Probable, Decrease Balance (R$)	50,963,000	[1],[2]
Scenario II - Remote, Decrease Balance (R$)	101,890,000	[1],[2]
Scenario III - Possible, Increase Balance (R$)	(50,963,000)	[1],[2]
Scenario IV - Remote, Increase Balance (R$)	(101,890,000)	[2]
Araucária V [Member] | Soybean bags [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	27,917,000	[1]
Consolidated Balance, Notional/Position	R$ 201,600,000	[1]
Consolidated, Rate	155.57%	[1]
Scenario I - Probable, Balance (R$)		[1]
Scenario I - Probable, Rate	155.57%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ (6,979)	[1]
Scenario I - Probable, -25% Rate	116.68%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ (13,959,000)	[1]
Scenario II - Remote, -50% Rate	77.78%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ 6,979,000	[1]
Scenario III - Possible, 25% Rate	194.46%
Scenario IV - Remote, Increase Balance (R$)	R$ 13,959,000
Scenario IV - Remote, 50% Rate	233.35%
Jatobá II [Member] | Soybean bags [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 147,852,000	[1]
Consolidated Balance, Notional/Position	R$ 1,047,598,000	[1]
Consolidated, Rate	173.37%	[1]
Scenario I - Probable, Balance (R$)		[1]
Scenario I - Probable, Rate	173.37%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ (36,963,000)	[1]
Scenario I - Probable, -25% Rate	130.03%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ (73,926,000)	[1]
Scenario II - Remote, -50% Rate	86.69%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ 36,963,000	[1]
Scenario III - Possible, 25% Rate	216.72%
Scenario IV - Remote, Increase Balance (R$)	R$ 73,926,000
Scenario IV - Remote, 50% Rate	260.06%
Jatobá III [Member] | Soybean bags [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 56,332,000	[1]
Consolidated Balance, Notional/Position	R$ 24,259,000	[1]
Consolidated, Rate	173.37%	[1]
Scenario I - Probable, Balance (R$)		[1]
Scenario I - Probable, Rate	173.37%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ (14,083,000)	[1]
Scenario I - Probable, -25% Rate	130.03%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ (28,166,000)	[1]
Scenario II - Remote, -50% Rate	86.69%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ 14,083,000	[1]
Scenario III - Possible, 25% Rate	216.72%
Scenario IV - Remote, Increase Balance (R$)	R$ 28,166,000
Scenario IV - Remote, 50% Rate	260.06%
Jatobá IV [Member] | Soybean bags [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 14,243,000	[1]
Consolidated Balance, Notional/Position	R$ 108,000,000	[1]
Consolidated, Rate	168.85%	[1]
Scenario I - Probable, Balance (R$)		[1]
Scenario I - Probable, Rate	168.85%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ (3,561,000)	[1]
Scenario I - Probable, -25% Rate	126.64%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ (7,122,000)	[1]
Scenario II - Remote, -50% Rate	84.42%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ 3,561,000	[1]
Scenario III - Possible, 25% Rate	211.06%
Scenario IV - Remote, Increase Balance (R$)	R$ 7,122,000
Scenario IV - Remote, 50% Rate	253.27%
Jatobá V [Member] | Soybean bags [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 40,597,000	[1]
Consolidated Balance, Notional/Position	R$ 300,000,000	[1]
Consolidated, Rate	174.98%	[1]
Scenario I - Probable, Balance (R$)		[1]
Scenario I - Probable, Rate	174.98%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ (10,149,000)	[1]
Scenario I - Probable, -25% Rate	131.23%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ (20,299,000)	[1]
Scenario II - Remote, -50% Rate	87.49%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ 10,149,000	[1]
Scenario III - Possible, 25% Rate	218.72%
Scenario IV - Remote, Increase Balance (R$)	R$ 20,299,000
Scenario IV - Remote, 50% Rate	262.46%
Jatobá VI [Member] | Soybean bags [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 39,439,000	[1]
Consolidated Balance, Notional/Position	R$ 108,000,000	[1]
Consolidated, Rate	168.85%	[1]
Scenario I - Probable, Balance (R$)		[1]
Scenario I - Probable, Rate	168.85%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ (9,860,000)	[1]
Scenario I - Probable, -25% Rate	126.64%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ (19,720,000)	[1]
Scenario II - Remote, -50% Rate	84.42%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ 9,860,000	[1]
Scenario III - Possible, 25% Rate	211.06%
Scenario IV - Remote, Increase Balance (R$)	R$ 19,720,000
Scenario IV - Remote, 50% Rate	253.27%
Alto Taquari II [Member] | Soybean bags [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 2,174,000	[1]
Consolidated Balance, Notional/Position	R$ 14,726,000	[1]
Consolidated, Rate	164.90%	[1]
Scenario I - Probable, Balance (R$)		[1]
Scenario I - Probable, Rate	164.90%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ (544,000)	[1]
Scenario I - Probable, -25% Rate	123.68%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ (1,087,000)	[1]
Scenario II - Remote, -50% Rate	82.45%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ 544,000	[1]
Scenario III - Possible, 25% Rate	206.13%
Scenario IV - Remote, Increase Balance (R$)	R$ 1,087,000
Scenario IV - Remote, 50% Rate	247.36%
Alto Taquari III [Member] | Soybean bags [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 10,735,000	[1]
Consolidated Balance, Notional/Position	R$ 79,478,000	[1]
Consolidated, Rate	166.17%	[1]
Scenario I - Probable, Balance (R$)		[1]
Scenario I - Probable, Rate	166.17%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ (2,864,000)	[1]
Scenario I - Probable, -25% Rate	124.63%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ (5,368,000)	[1]
Scenario II - Remote, -50% Rate	83.09%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ 2,684,000	[1]
Scenario III - Possible, 25% Rate	207.71%
Scenario IV - Remote, Increase Balance (R$)	R$ 5,368,000
Scenario IV - Remote, 50% Rate	249.26%
Alto Taquari IV [Member] | Soybean bags [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 137,261,000	[1]
Consolidated Balance, Notional/Position	R$ 1,110,703,000	[1]
Consolidated, Rate	167.62%	[1]
Scenario I - Probable, Balance (R$)		[1]
Scenario I - Probable, Rate	167.62%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ (34,315,000)	[1]
Scenario I - Probable, -25% Rate	125.72%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ (68,631,000)	[1]
Scenario II - Remote, -50% Rate	83.81%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ 34,315,000	[1]
Scenario III - Possible, 25% Rate	209.53%
Scenario IV - Remote, Increase Balance (R$)	R$ 68,631,000
Scenario IV - Remote, 50% Rate	251.43%
Rio do Meio I [Member] | Soybean bags [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 73,619,000	[1]
Consolidated Balance, Notional/Position	R$ 586,165,000	[1]
Consolidated, Rate	181.88%	[1]
Scenario I - Probable, Balance (R$)		[1]
Scenario I - Probable, Rate	181.88%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ (18,405,000)	[1]
Scenario I - Probable, -25% Rate	136.41%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ (36,810,000)	[1]
Scenario II - Remote, -50% Rate	90.94%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ 18,405,000	[1]
Scenario III - Possible, 25% Rate	227.35%
Scenario IV - Remote, Increase Balance (R$)	R$ 36,810,000
Scenario IV - Remote, 50% Rate	272.81%
Total receivables from farms [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 550,169,000	[1],[2]
Consolidated Balance, Notional/Position	3,580,529,000	[1],[2]
Scenario I - Probable, Balance (R$)		[1],[2]
Scenario I - Probable, Decrease Balance (R$)	(137,543,000)	[1],[2]
Scenario II - Remote, Decrease Balance (R$)	(275,088,000)	[1],[2]
Scenario III - Possible, Increase Balance (R$)	137,543,000	[1],[2]
Scenario IV - Remote, Increase Balance (R$)	275,088,000	[2]
Derivative operations [Member] | USD [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	1,281,000	[1]
Consolidated Balance, Notional/Position	R$ (40,550,000)	[1]
Consolidated, Rate		[1]
Scenario I - Probable, Balance (R$)	R$ 1,282,000	[1]
Scenario I - Probable, Rate		[1]
Scenario I - Probable, Decrease Balance (R$)	R$ 175,704,000	[1]
Scenario I - Probable, -25% Rate		[1]
Scenario II - Remote, Decrease Balance (R$)	R$ 78,123,000	[1]
Scenario II - Remote, -50% Rate		[1]
Scenario III - Possible, Increase Balance (R$)	R$ (102,081,000)	[1]
Scenario III - Possible, 25% Rate
Scenario IV - Remote, Increase Balance (R$)	R$ (203,858,000)
Scenario IV - Remote, 50% Rate
Derivative operations [Member] | Grains [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (10,683,000)	[1]
Consolidated Balance, Notional/Position	R$ (2,176,933,000)	[1]
Consolidated, Rate		[1]
Scenario I - Probable, Balance (R$)	R$ (10,684,000)	[1]
Scenario I - Probable, Rate		[1]
Scenario I - Probable, Decrease Balance (R$)	R$ 141,369,000	[1]
Scenario I - Probable, -25% Rate		[1]
Scenario II - Remote, Decrease Balance (R$)	R$ 62,346,000	[1]
Scenario II - Remote, -50% Rate		[1]
Scenario III - Possible, Increase Balance (R$)	R$ (88,995,000)	[1]
Scenario III - Possible, 25% Rate
Scenario IV - Remote, Increase Balance (R$)	R$ (167,423,000)
Scenario IV - Remote, 50% Rate
Derivative operations [Member] | Cattle (@) [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)		[1]
Consolidated Balance, Notional/Position	R$ (27,720,000)	[1]
Consolidated, Rate		[1]
Scenario I - Probable, Balance (R$)		[1]
Scenario I - Probable, Rate		[1]
Scenario I - Probable, Decrease Balance (R$)	R$ 4,988,000	[1]
Scenario I - Probable, -25% Rate		[1]
Scenario II - Remote, Decrease Balance (R$)	R$ 2,530,000	[1]
Scenario II - Remote, -50% Rate		[1]
Scenario III - Possible, Increase Balance (R$)	R$ (2,387,000)	[1]
Scenario III - Possible, 25% Rate
Scenario IV - Remote, Increase Balance (R$)	R$ (4,846,000)
Scenario IV - Remote, 50% Rate
Derivative operations [Member] | Cotton (lbs) [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (636,000)	[1]
Consolidated Balance, Notional/Position	R$ (2,000,000,000)	[1]
Consolidated, Rate		[1]
Scenario I - Probable, Balance (R$)	R$ (636,000)	[1]
Scenario I - Probable, Rate		[1]
Scenario I - Probable, Decrease Balance (R$)	R$ 2,583,000	[1]
Scenario I - Probable, -25% Rate		[1]
Scenario II - Remote, Decrease Balance (R$)	R$ 1,035,000	[1]
Scenario II - Remote, -50% Rate		[1]
Scenario III - Possible, Increase Balance (R$)	R$ (1,959,000)	[1]
Scenario III - Possible, 25% Rate
Scenario IV - Remote, Increase Balance (R$)	R$ (3,411,000)
Scenario IV - Remote, 50% Rate
Derivative operations [Member] | Ethanol (M3) [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 3,077,000	[1]
Consolidated Balance, Notional/Position	R$ (30,930,000)	[1]
Consolidated, Rate		[1]
Scenario I - Probable, Balance (R$)	R$ 3,077,000	[1]
Scenario I - Probable, Rate		[1]
Scenario I - Probable, Decrease Balance (R$)	R$ 31,724,000	[1]
Scenario I - Probable, -25% Rate		[1]
Scenario II - Remote, Decrease Balance (R$)	R$ 18,113,000	[1]
Scenario II - Remote, -50% Rate		[1]
Scenario III - Possible, Increase Balance (R$)	R$ (18,185,000)	[1]
Scenario III - Possible, 25% Rate
Scenario IV - Remote, Increase Balance (R$)	R$ (42,569,000)
Scenario IV - Remote, 50% Rate
Derivative operations [Member] | Swap (BRL) [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (1,619,000)	[1]
Consolidated Balance, Notional/Position	R$ 141,323,000	[1]
Consolidated, Rate		[1]
Scenario I - Probable, Balance (R$)	R$ (1,619,000)	[1]
Scenario I - Probable, Rate		[1]
Scenario I - Probable, Decrease Balance (R$)	R$ 6,782,000	[1]
Scenario I - Probable, -25% Rate		[1]
Scenario II - Remote, Decrease Balance (R$)	R$ 2,916,000	[1]
Scenario II - Remote, -50% Rate		[1]
Scenario III - Possible, Increase Balance (R$)	R$ (7,820,000)	[1]
Scenario III - Possible, 25% Rate
Scenario IV - Remote, Increase Balance (R$)	R$ (14,091,000)
Scenario IV - Remote, 50% Rate
Margin - LFT Socopa and XP [Member] | SELIC [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 33,001,000	[1],[3]
Consolidated Balance, Notional/Position		[1],[3]
Consolidated, Rate	13.15%	[1],[3]
Scenario I - Probable, Balance (R$)	R$ (208,000)	[1],[3]
Scenario I - Probable, Rate	13.78%	[1],[3]
Scenario I - Probable, Decrease Balance (R$)	R$ (1,135,000)	[1],[3]
Scenario I - Probable, -25% Rate	10.34%	[1],[3]
Scenario II - Remote, Decrease Balance (R$)	R$ (2,277,000)	[1],[3]
Scenario II - Remote, -50% Rate	6.89%	[1],[3]
Scenario III - Possible, Increase Balance (R$)	R$ 1,139,000	[1],[3]
Scenario III - Possible, 25% Rate	17.23%	[3]
Scenario IV - Remote, Increase Balance (R$)	R$ 2,274,000	[3]
Scenario IV - Remote, 50% Rate	20.67%	[3]
Total derivatives [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 24,421,000	[1],[3]
Scenario I - Probable, Balance (R$)	(8,788,000)	[1],[3]
Scenario I - Probable, Decrease Balance (R$)	362,015,000	[1],[3]
Scenario II - Remote, Decrease Balance (R$)	162,786,000	[1],[3]
Scenario III - Possible, Increase Balance (R$)	(220,288,000)	[1],[3]
Scenario IV - Remote, Increase Balance (R$)	(433,924,000)	[3]
Cresca, net [Member] | USD [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	(1,642,000)	[1]
Consolidated Balance, Notional/Position	R$ (313,000)	[1]
Consolidated, Rate	5.24%	[1]
Scenario I - Probable, Balance (R$)	R$ (143,000)	[1]
Scenario I - Probable, Rate	5.70%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ 446,000	[1]
Scenario I - Probable, -25% Rate	4.28%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ 893,000	[1]
Scenario II - Remote, -50% Rate	2.85%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ (446,000)	[1]
Scenario III - Possible, 25% Rate	7.13%
Scenario IV - Remote, Increase Balance (R$)	R$ (8,893,000)
Scenario IV - Remote, 50% Rate	8.56%
Cresud, net [Member] | USD [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (312,000)	[1]
Consolidated Balance, Notional/Position	R$ (60,000)	[1]
Consolidated, Rate	5.24%	[1]
Scenario I - Probable, Balance (R$)	R$ (30,000)	[1]
Scenario I - Probable, Rate	5.70%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ 86,000	[1]
Scenario I - Probable, -25% Rate	4.28%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ 171,000	[1]
Scenario II - Remote, -50% Rate	2.85%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ (86,000)	[1]
Scenario III - Possible, 25% Rate	7.13%
Scenario IV - Remote, Increase Balance (R$)	R$ (171,000)
Scenario IV - Remote, 50% Rate	8.56%
Helmir, net [Member] | USD [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (5,518,000)	[1]
Consolidated Balance, Notional/Position	R$ (1,053,000)	[1]
Consolidated, Rate	5.24%	[1]
Scenario I - Probable, Balance (R$)	R$ (488,000)	[1]
Scenario I - Probable, Rate	5.70%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ 1,501,000	[1]
Scenario I - Probable, -25% Rate	4.28%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ 3,003,000	[1]
Scenario II - Remote, -50% Rate	2.85%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ (1,501,000)	[1]
Scenario III - Possible, 25% Rate	7.13%
Scenario IV - Remote, Increase Balance (R$)	R$ (3,003,000)
Scenario IV - Remote, 50% Rate	8.56%
Total related parties [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (7,472,000)	[1]
Consolidated Balance, Notional/Position	(1,426,000)	[1]
Scenario I - Probable, Balance (R$)	(661,000)	[1]
Scenario I - Probable, Decrease Balance (R$)	2,033,000	[1]
Scenario II - Remote, Decrease Balance (R$)	4,067,000	[1]
Scenario III - Possible, Increase Balance (R$)	(2,033,000)	[1]
Scenario IV - Remote, Increase Balance (R$)	(4,067,000)
Serra Grande Farm [Member] | Soybean bags [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	(8,159,000)	[1]
Consolidated Balance, Notional/Position	R$ 54,000,000	[1]
Consolidated, Rate	151.20%	[1]
Scenario I - Probable, Balance (R$)		[1]
Scenario I - Probable, Rate	151.20%	[1]
Scenario I - Probable, Decrease Balance (R$)	R$ 2,040,000	[1]
Scenario I - Probable, -25% Rate	113.40%	[1]
Scenario II - Remote, Decrease Balance (R$)	R$ 4,080,000	[1]
Scenario II - Remote, -50% Rate	75.60%	[1]
Scenario III - Possible, Increase Balance (R$)	R$ (2,040,000)	[1]
Scenario III - Possible, 25% Rate	189.00%
Scenario IV - Remote, Increase Balance (R$)	R$ (4,080,000)
Scenario IV - Remote, 50% Rate	226.80%
Total Acquisitions payable [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (8,159,000)	[1],[3]
Consolidated Balance, Notional/Position	54,000,000	[1],[3]
Scenario I - Probable, Balance (R$)		[1],[3]
Scenario I - Probable, Decrease Balance (R$)	2,040,000	[1],[3]
Scenario II - Remote, Decrease Balance (R$)	4,080,000	[1],[3]
Scenario III - Possible, Increase Balance (R$)	(2,040,000)	[1],[3]
Scenario IV - Remote, Increase Balance (R$)	R$ (4,080,000)	[3]

[1]	SOURCE Risks: Bloomberg
[2]	The sensitivity analyses do not consider financing transactions and receivables from farms with fixed rate.
[3]	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.